WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 38.3%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$625,138
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	779,988
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	37,745
AT&T Inc., Senior Notes	2.250%	2/1/32	510,000	471,118
AT&T Inc., Senior Notes	2.550%	12/1/33	50,000	46,416
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	915,869
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	299,800
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	988,710
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	141,745
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	512,396
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	527,644
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	382,679
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	857,867
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	840,000	807,058
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,165,000	2,023,404	(a)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,800,000	1,563,972
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	30,228
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	110,000	114,968
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	190,000	227,666
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	160,000	164,582

Total Diversified Telecommunication Services				11,518,993

Entertainment - 0.0%††
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	171,852
Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	94,816
Alphabet Inc., Senior Notes	0.800%	8/15/27	220,000	203,884
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	216,892
Alphabet Inc., Senior Notes	2.050%	8/15/50	400,000	323,732
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,224,265	(a)

Total Interactive Media & Services				2,063,589

Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	5,228,815
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	166,560

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Comcast Corp., Senior Notes	3.375%	2/15/25	$280,000	$288,877
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	2,015,820
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	340,378
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	197,476
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,649,437
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	299,571
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	199,333
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	50,578
Comcast Corp., Senior Notes	3.450%	2/1/50	100,000	93,509
Comcast Corp., Senior Notes	2.800%	1/15/51	50,000	41,843
Comcast Corp., Senior Notes	2.937%	11/1/56	81,000	68,311	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	176,247
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	229,462

Total Media				11,046,217

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	490,000	503,944
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	90,000	93,509
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	1,210,000	1,252,542
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	290,000	271,988
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	250,000	226,583
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	200,000	173,595
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	40,000	34,950

Total Wireless Telecommunication Services				2,557,111

TOTAL COMMUNICATION SERVICES				27,357,762

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	200,475
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	881,768
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,252,566
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	1,150,000	1,111,692

Total Automobiles				3,446,501

Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	305,807
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	38,524
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	815,929
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	329,385
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	78,099
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	136,959
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	585,553

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - continued
McDonald’s Corp., Senior Notes	3.500%	7/1/27	$160,000	$167,785
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	689,683
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	252,016
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	59,035
McDonald’s Corp., Senior Notes	4.200%	4/1/50	510,000	546,378

Total Hotels, Restaurants & Leisure				4,005,153

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	198,000	201,686
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	10,363

Total Household Durables				212,049

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,028,974
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	231,585
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	333,086
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,175,697
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	148,305
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	183,089
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	207,731
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	69,586

Total Internet & Direct Marketing Retail				4,378,053

Multiline Retail - 0.1%
Dollar General Corp., Senior Notes	3.250%	4/15/23	50,000	50,718
Target Corp., Senior Notes	2.250%	4/15/25	450,000	452,947

Total Multiline Retail				503,665

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	3,020,000	3,051,941
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	43,253
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	210,473
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	31,925
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	432,158
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	231,936

Total Specialty Retail				4,001,686

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	263,511
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	431,529
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	417,259

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Textiles, Apparel & Luxury Goods - continued
NIKE Inc., Senior Notes	3.250%	3/27/40	$100,000	$100,348
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	20,463

Total Textiles, Apparel & Luxury Goods				1,233,110

TOTAL CONSUMER DISCRETIONARY				17,780,217

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,450,000	1,516,171
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,149,408
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	498,889
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	225,466
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	555,642
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	50,385
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	61,386
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	280,060

Total Beverages				4,337,407

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	798,547
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	157,897
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	133,368
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	49,903
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	103,434

Total Food & Staples Retailing				1,243,149

Food Products - 0.3%
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	134,968
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	365,015	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,197,116	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	300,000	301,826	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	876,740

Total Food Products				2,875,665

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	134,620
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	82,391
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	271,294

Total Household Products				488,305

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	129,665
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	63,809

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - continued
Altria Group Inc., Senior Notes	2.450%	2/4/32	$2,830,000	$2,528,927
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	128,933
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,510,908
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	468,146	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	279,124
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	291,618

Total Tobacco				5,401,130

TOTAL CONSUMER STAPLES				14,345,656

ENERGY - 6.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	17,000	17,803

Oil, Gas & Consumable Fuels - 6.4%
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,044,616
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	181,660
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	435,475
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,038,904
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,010,751
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	333,533
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	83,018
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	518,635
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	345,310	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	463,141
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	256,420
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	57,904
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	668,344
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	515,217
ConocoPhillips, Senior Notes	3.750%	10/1/27	160,000	170,973	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	770,000	850,313	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,041,665
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	600,054
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	55,841	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	180,000	186,793	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,908,094	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	612,396	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,517,705
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	369,131
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	133,816
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	105,410
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	100,509

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	$1,990,000	$2,015,251
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	367,929
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	350,000	354,357
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	156,345
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,504,916
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	20,807
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	401,983
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	353,025
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	75,358
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,260,000	1,281,346
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	268,085
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	104,146
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	515,454
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,471,434
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	728,481
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	423,327
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	76,441
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	100,706
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	46,704
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	789,711
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	232,096
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	50,120
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,900,369
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,728,794
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	33,990
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,138,212	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	691,746	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	429,793
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	309,331
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	137,974
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	910,000	414,050	(a)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	1,170,000	441,675	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	820,956
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,228,433
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	176,551
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	272,740
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	120,000	130,349
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,861,419

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	$910,000	$911,197
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	488,408
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	645,007	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	498,158
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	362,487
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,971,517	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	513,862
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	759,658
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	848,952
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	285,203
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	336,416
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	369,342
Qatar Energy, Senior Notes	2.250%	7/12/31	1,400,000	1,321,261	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	900,000	848,308	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	900,000	849,094	(a)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	599,506	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	1,032,186	(a)
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,646,673
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	411,611
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	229,464
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	470,414
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,697,828	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	643,226	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,757,120
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	230,000	230,864
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	120,000	123,622
Western Midstream Operating LP, Senior Notes
(3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	130,000	129,522	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	959,794
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	248,368
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	386,606

Total Oil, Gas & Consumable Fuels				63,235,706

TOTAL ENERGY				63,253,509

FINANCIALS - 15.1%
Banks - 11.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	326,741	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,008,998

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Banco Santander SA, Senior Notes	2.746%	5/28/25	$1,400,000	$1,402,289
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.358%	4/12/23	800,000	805,758	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	610,351
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	961,259
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,619,548
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	476,817
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	105,159	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	653,890	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	526,253	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	575,291	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,608,782	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	672,864	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,178,452	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,569,690	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,414,628	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	258,023	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	739,863
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	332,558
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,190,000	2,342,526
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	909,586
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	463,561
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	370,000	370,340
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,084,042	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	265,355	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	799,544	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	588,119	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	$2,010,000	$2,089,568	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	411,337	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	371,057	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,579,657	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	475,200
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,854,289
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	53,275
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	95,929
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	529,253	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	745,586	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	375,032	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	1,938,022	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,706,383	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	715,690	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	703,375
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	948,971
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	191,585
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	4,672,280
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	294,685
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	137,093
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,122,000
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	389,438	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	204,859	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,475,432	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	195,857	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	212,559	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	$1,140,000	$1,111,927	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	804,437	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	725,979	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	445,748
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,010,676	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,035,492	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	394,143	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,627,326	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,139,823
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,405,050	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	847,600	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	670,218	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,244,073	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,290,224	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,435,446	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,857,819
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,104,582
Lloyds Banking Group PLC, Senior Notes (1.326% to 6/15/22 then 1 year Treasury Constant Maturity Rate + 1.100%)	1.326%	6/15/23	2,350,000	2,347,388	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	717,702
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,556,420
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	610,293	(b)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	206,130	(b)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	860,000	853,681	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,492,489
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	791,117
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	442,789

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks continued
Swedbank AB, Senior Notes	1.300%	6/2/23	$610,000	$607,437	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	900,772
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	443,113
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,140,406
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	1,036,452
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	7,880,662
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	729,621
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	533,789
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	868,808	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	330,000	360,530	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,080,000	1,332,937	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	422,603
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,243,233
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	102,316

Total Banks				109,929,950

Capital Markets - 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	266,017
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	630,696
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,829,290
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,633,467
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	537,081
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	220,624	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/31/22	71,000	61,415	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	415,208
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,026,811
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,533,494
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	289,733
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	586,175
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,383,249
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	166,796
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	779,202	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,396,645

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$1,560,000	$1,540,524	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	968,412	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,444,324	(b)
UBS AG, Senior Notes	1.750%	4/21/22	880,000	880,653	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	3,060,000	3,073,795	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	304,069	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	733,903	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	200,000	201,317	(a)(b)

Total Capital Markets				24,902,900

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,517,070
American Express Co., Senior Notes	2.500%	7/30/24	420,000	426,266
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	967,149	(a)(b)

Total Consumer Finance				2,910,485

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	907,442
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	877,313
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	2,936,466
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	418,885	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	588,854	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	591,802	(d)(e)

Total Diversified Financial Services				6,320,762

Insurance - 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	280,000	281,369
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	103,935
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	174,016	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,387,460	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	489,450	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	962,796	(a)

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - continued
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	$340,000	$328,289	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,085,636	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	154,711	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	43,684	(a)

Total Insurance				5,011,346

TOTAL FINANCIALS				149,075,443

HEALTH CARE - 3.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	222,254
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	885,727
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	113,480
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,060,812
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	592,949
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	527,063
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	183,385
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,330,000	2,362,633
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	85,205
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	124,050
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	707,427
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	92,908

Total Biotechnology				6,957,893

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	720,502
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	459,099
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	848,000	869,403
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	23,000	23,800
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	253,856
Medtronic Inc., Senior Notes	3.500%	3/15/25	126,000	131,347

Total Health Care Equipment & Supplies				2,458,007

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,084,585
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	331,550
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	251,896
Cigna Corp., Senior Notes	3.750%	7/15/23	114,000	116,997
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	841,515
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	780,147
Cigna Corp., Senior Notes	4.375%	10/15/28	2,110,000	2,289,548

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - continued
CVS Health Corp., Senior Notes	3.875%	7/20/25	$868,000	$907,958
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	838,886
CVS Health Corp., Senior Notes	4.300%	3/25/28	911,000	984,562
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	305,165
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	315,746
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	111,056
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,818,220
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	84,961
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,290,142
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	70,550
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	153,753
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	419,399
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	164,469
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,239,387
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	67,088
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	23,060

Total Health Care Providers & Services				14,490,640

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	522,024
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	414,675
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	902,121
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	354,000	373,754
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	771,233
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	682,174
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	276,597
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,416,319
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	567,006
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	505,313
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	265,212
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	679,182
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	450,764
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	401,580
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	229,121

Total Pharmaceuticals				8,457,075

TOTAL HEALTH CARE				32,363,615

INDUSTRIALS - 2.1%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	856,282

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - continued
Boeing Co., Senior Notes	4.875%	5/1/25	$2,120,000	$2,254,841
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	70,654
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	88,970
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	326,594
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,657,842
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	723,384
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	452,121
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	11,900
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	359,982
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	22,375
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	474,280
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,377,000
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	226,733
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	214,843
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	295,220
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	97,356
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	417,068

Total Aerospace & Defense				9,927,445

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	240,000	233,687
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	58,087

Total Building Products				291,774

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	460,769
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,099,189
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	767,561

Total Commercial Services & Supplies				2,327,519

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,666,468

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	100,000	97,849
3M Co., Senior Notes	3.050%	4/15/30	90,000	92,265
3M Co., Senior Notes	3.700%	4/15/50	80,000	82,314
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	323,180

Total Industrial Conglomerates				595,608

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	20,706

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - continued
Deere & Co., Senior Notes	3.750%	4/15/50	$240,000	$255,037
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	218,436

Total Machinery				494,179

Road & Rail - 0.2%
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	1,550,000	1,488,804
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	630,258
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	329,371

Total Road & Rail				2,448,433

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	313,755
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	806,294	(a)

Total Trading Companies & Distributors				1,120,049

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	729,223	(a)

TOTAL INDUSTRIALS				20,600,698

INFORMATION TECHNOLOGY - 2.4%
IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,228,196
Mastercard Inc., Senior Notes	3.375%	4/1/24	230,000	237,736
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	43,580
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	420,000	418,832
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	411,745
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,451,709
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	394,626
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	371,189

Total IT Services				4,557,613

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	2,010,000	1,863,618	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	146,730
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	180,618
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	227,619
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	117,183
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	668,764
NVIDIA Corp., Senior Notes	3.500%	4/1/50	60,000	61,938
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	418,882
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	301,859	(a)

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Semiconductors & Semiconductor Equipment - continued
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	$290,000	$273,599
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,124,613
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,190,469

Total Semiconductors & Semiconductor Equipment				6,575,892

Software - 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	369,921
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,363,332
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,220,000	1,303,943
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	10,743
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	9,570
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,027,842
Oracle Corp., Senior Notes	1.650%	3/25/26	420,000	402,598
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	286,548
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	377,719
salesforce.com Inc., Senior Notes	3.700%	4/11/28	250,000	266,852

Total Software				7,419,068

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,802,858
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,112,232
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,188,694
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	84,253
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	877,771

Total Technology Hardware, Storage & Peripherals				5,065,808

TOTAL INFORMATION TECHNOLOGY				23,618,381

MATERIALS - 1.8%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,117,800	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,200,000	1,136,926	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	555,280	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	694,127	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	642,745	(a)

Total Chemicals				4,146,878

Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,017,145	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	741,942	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,343,129	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	376,174	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,836,692	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,272,399	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - continued
Southern Copper Corp., Senior Notes	3.500%	11/8/22	$1,040,000	$1,052,282
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,328,989
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	782,588
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,672,384

Total Metals & Mining				11,423,724

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,853,381

TOTAL MATERIALS				17,423,983

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	520,545	(a)

UTILITIES - 1.2%
Electric Utilities - 1.2%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	1,500,000	1,425,807	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	980,000	956,172	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	718,007	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,649,200
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	1,780,000	1,777,348
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	178,910
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	2,000,000	2,074,690
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	864,239
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	700,000	699,450
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	715,865
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	748,520	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	580,000	631,916	(a)

TOTAL UTILITIES				12,440,124

TOTAL CORPORATE BONDS & NOTES (Cost - $375,281,685)				378,779,933

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.7%
U.S. Government Obligations - 35.7%
U.S. Treasury Bonds	1.125%	8/15/40	14,910,000	12,357,827
U.S. Treasury Bonds	1.375%	11/15/40	6,110,000	5,285,150
U.S. Treasury Bonds	1.875%	2/15/41	3,280,000	3,084,481
U.S. Treasury Bonds	2.250%	5/15/41	190,000	189,458

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Bonds	1.750%	8/15/41	$5,360,000	$4,916,125
U.S. Treasury Bonds	2.000%	11/15/41	6,130,000	5,870,433
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	15,796,544
U.S. Treasury Bonds	3.625%	2/15/44	1,360,000	1,671,206
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,611,005
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	20,932,000
U.S. Treasury Bonds	3.000%	8/15/48	1,900,000	2,192,867
U.S. Treasury Bonds	2.000%	2/15/50	8,990,000	8,611,788
U.S. Treasury Bonds	1.250%	5/15/50	31,490,000	25,130,496
U.S. Treasury Bonds	1.375%	8/15/50	28,350,000	23,347,776
U.S. Treasury Bonds	1.625%	11/15/50	7,870,000	6,897,932
U.S. Treasury Bonds	1.875%	2/15/51	40,100,000	37,343,125
U.S. Treasury Bonds	2.375%	5/15/51	8,690,000	9,063,738
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	3,080,095
U.S. Treasury Bonds	1.875%	11/15/51	5,560,000	5,189,044
U.S. Treasury Notes	2.875%	9/30/23	200,000	204,773
U.S. Treasury Notes	0.250%	11/15/23	120,000	117,689
U.S. Treasury Notes	2.250%	4/30/24	280,000	284,397
U.S. Treasury Notes	0.250%	5/31/25	33,040,000	31,550,619
U.S. Treasury Notes	0.250%	6/30/25	660,000	629,243
U.S. Treasury Notes	2.875%	7/31/25	5,040,000	5,238,647
U.S. Treasury Notes	0.250%	9/30/25	20,000	18,988
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,058,804
U.S. Treasury Notes	0.250%	10/31/25	470,000	445,600
U.S. Treasury Notes	2.250%	11/15/25	7,100,000	7,235,621
U.S. Treasury Notes	0.375%	11/30/25	3,630,000	3,453,038
U.S. Treasury Notes	0.375%	1/31/26	1,280,000	1,214,400
U.S. Treasury Notes	0.750%	4/30/26	8,100,000	7,778,531
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,208,315
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	2,986,010
U.S. Treasury Notes	1.625%	9/30/26	220,000	218,848
U.S. Treasury Notes	1.625%	10/31/26	570,000	566,927
U.S. Treasury Notes	0.750%	1/31/28	17,180,000	16,170,004
U.S. Treasury Notes	1.250%	3/31/28	7,190,000	6,961,942
U.S. Treasury Notes	1.250%	4/30/28	46,240,000	44,751,651
U.S. Treasury Notes	1.250%	5/31/28	4,700,000	4,545,231
U.S. Treasury Notes	1.250%	6/30/28	6,380,000	6,163,678
U.S. Treasury Notes	1.000%	7/31/28	2,000,000	1,900,820
U.S. Treasury Notes	1.125%	8/31/28	4,500,000	4,307,520

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	1.625%	5/15/31	$6,430,000	$6,320,238
U.S. Treasury Notes	1.250%	8/15/31	1,290,000	1,225,198
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	2,883,566

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $369,087,919)				353,011,388

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 8.9%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	1.071%	9/15/34	730,000	726,195	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	2.789%	4/25/35	43,910	44,159	(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	1.298%	11/17/24	1,030,000	1,035,695	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,266,146	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	862,279	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	2,906,584
BPR Trust, 2021-TY B (1 mo. USD LIBOR + 1.150%)	1.341%	9/15/38	2,140,000	2,111,221	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	339,114	335,714	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	0.880%	10/15/38	1,030,000	1,009,429	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	1.063%	2/15/39	940,000	931,975	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	459,878	446,210	(a)(b)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	640,000	657,536
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	568,467	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	81,555
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	70,987	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.070%	10/10/46	40,000	38,910	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.115%	3/10/47	2,684,403	47,114	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,693,886	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	695,208	713,150	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,664,242	1,664,440	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	624,816	623,050	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/25/23 then 3.877%)	2.877%	7/25/49	1,373,829	1,365,395	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.171%	5/15/36	190,000	188,611	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,039,451	1,031,140	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.857%	7/25/47	$962,536	$977,476	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	393,048	384,748	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	350,362	342,033	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	665,808	643,968	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	467,697	454,756	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	697,137	683,478	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,623,744	1,601,536	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	1,073,911	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,025,672	1,014,945	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	1,235,877	1,202,164	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	507,395	503,756	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	2,482,430	89,919	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	1,989,642	118,677	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	611,783
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	1,137,139	56,977
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS,IO, PAC(-1.000 x 1 mo. USD LIBOR + 6.250%)	6.059%	9/15/42	277,616	35,591	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	148,748	20,674
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	349,524	55,710
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	182,776	29,535
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	91,216	12,246
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	1.049%	1/25/42	1,350,000	1,338,673	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.949%	12/25/50	$136,071	$136,046	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.549%	10/25/41	1,230,000	1,188,592	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.909%	8/15/44	106,329	18,252	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.349%	8/25/33	1,930,000	1,953,641	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	1.349%	2/25/42	2,000,000	2,000,354	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	2.449%	2/25/42	2,000,000	1,992,701	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.187%	11/25/24	161,900	163,801	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.187%	9/25/28	778,917	807,568	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.437%	7/25/29	1,124,061	1,125,152	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	1.699%	12/25/41	2,140,000	2,081,859	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	260,000	284,380
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	439,393	450,790
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	192,827	193,973

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	$11,706	$243
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.963%	6/25/43	24,322	4,108	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	617,875	39,187
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.763%	12/25/43	27,848	4,783	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.013%	11/25/47	38,307	6,389	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	171,523	27,395
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	84,094	11,973
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	19,478	2,863
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	10,243	10,258	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.451%	8/20/58	377,461	377,125	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.551%	11/20/60	1,091,349	1,092,461	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.601%	2/20/61	141,828	142,082	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.601%	3/20/61	132,385	132,630	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.576%	4/16/53	2,123,241	16,256	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	0.451%	12/20/62	524,307	523,877	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.525%	4/16/47	4,841,226	78,067	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.122%	6/16/54	265,967	6,803	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.351%	8/16/54	$1,199,055	$17,692	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.233%	5/16/55	1,122,433	14,604	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.391%	8/16/54	937,530	13,688	(b)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.412%	4/20/70	143,685	147,355	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	1.741%	9/15/31	2,864,543	2,586,681	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	2.941%	9/15/31	2,231,129	1,828,170	(a)(b)
GS Mortgage Securities Corp. Trust, 2016-GS3 C	3.993%	10/10/49	570,000	566,786	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	244,823	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	0.256%	9/26/37	226,114	224,546	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.687%	5/25/37	677,675	676,354	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.486%	3/25/50	499,389	497,352	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.885%	1/15/47	90,000	92,569	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.551%	9/15/47	300,000	285,157	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.263%	7/15/48	654,000	660,902	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	1,027,594	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	1.636%	5/15/28	586,094	524,848	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	477,264	466,826	(a)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	628,785	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.234%	2/25/34	115,586	118,550	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	931,463	947,467	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,285,922

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.591%	5/15/36	$1,930,000	$1,899,692	(a)(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,450,354	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,280,583	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,463,195	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	400,521	406,807	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	485,372	502,544	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	750,439	774,458	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	758,004	779,998	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	417,048	406,233	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,970,042	1,949,992	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	418,290	402,946	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	623,815	603,871	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	485,182	471,521	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.675%	10/15/36	2,130,000	2,049,705	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,275,239	1,229,439	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	510,358	496,641	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	1,512,980	1,514,003	(a)(b)
SACO I Trust, 2007-VA1 A	5.019%	6/25/23	19,619	17,471	(a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	1,081,191	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.460%	12/10/45	570,000	521,802	(a)(b)
VASA Trust, 2021-VASA A (1 mo. USD LIBOR + 0.900%)	1.091%	7/15/39	880,000	867,940	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	332,405	341,622
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	2.723%	8/25/34	950,253	978,054	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	0.927%	11/25/34	304,248	294,603	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.907%	7/25/45	$1,593,227	$1,579,457	(b)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	9/14/22	147,252	146,173	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	1,063,607	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.560%	10/15/57	4,834,116	59,320	(b)
ZH Trust, 2021-2 A	2.349%	10/17/27	570,000	568,440	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $89,886,518)				87,604,346

ASSET-BACKED SECURITIES - 8.6%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	1.409%	10/23/34	1,520,000	1,520,097	(a)(b)
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.204%	1/20/32	1,320,000	1,321,049	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	0.658%	7/25/34	470,911	463,366	(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.321%	4/15/31	750,000	746,816	(a)(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	990,000	991,299	(a)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	1,014,415	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	1.500%	1/15/37	924,000	924,007	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.161%	4/15/30	860,000	858,577	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,738,657	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,554,967	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	1.382%	1/20/35	630,000	630,705	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	740,000	739,444	(a)(b)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	2.061%	4/20/35	1,050,000	1,050,268	(a)(b)(g)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	2.987%	12/16/36	2,140,000	2,134,934	(a)(b)

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	2.470%	3/25/44	$263,597	$262,346	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.434%	1/20/32	750,000	750,371	(a)(b)(h)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	510,283	491,237	(a)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	1.421%	7/15/34	1,360,000	1,361,619	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.318%	7/27/31	545,508	545,242	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.954%	4/20/29	1,250,000	1,249,220	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.361%	7/17/34	1,020,000	1,018,832	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.974%	10/15/31	420,000	420,057	(a)(b)
CLI Funding VIII LLC, 2022-1A A1	2.720%	1/18/47	1,421,952	1,406,627	(a)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	1,072,102	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.341%	11/15/36	419,784	361,417	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.331%	1/15/37	472,878	454,098	(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.281%	4/15/34	800,000	793,000	(a)(b)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.580%	5/20/34	2,020,000	2,008,736	(a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.150%)	1.391%	1/15/35	930,000	927,614	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	1.231%	3/25/33	364,961	361,591	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,411,890
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	1.611%	10/25/34	1,730,000	1,718,686	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	943,000	947,065	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.114%	12/20/29	2,040,000	2,037,462	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.514%	1/20/30	500,000	500,123	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	17,926	17,995	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.604%	1/20/33	$250,000	$249,800	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.749%	11/30/32	560,000	560,626	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	527,350	501,772	(a)
Hertz Vehicle Financing III LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,049,121	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	540,000	540,000	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	1.395%	1/23/35	890,000	885,324	(a)(b)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	0.700%	12/27/41	568,176	564,851	(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.561%	1/15/32	490,000	490,218	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	1.500%	2/15/39	2,020,000	2,037,628	(a)(b)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.481%	7/15/27	102,976	103,011	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	2,523,201	2,527,469	(a)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.206%	10/16/36	2,100,000	2,088,080	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.841%	7/15/29	750,000	741,902	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,457,894	1,518,974	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.854%	10/20/30	550,000	550,850	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.537%	6/25/65	1,696,723	1,731,591	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	1.237%	6/25/69	259,351	261,197	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	0.987%	12/26/33	632,774	633,221	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	472,646	473,309	(a)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.571%	10/15/32	750,000	750,862	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.395%	2/14/31	720,000	718,141	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	1.711%	2/24/37	870,000	870,225	(a)(b)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.054%	4/20/32	$1,040,000	$1,040,780	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.349%	4/30/27	161,375	161,589	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.545%	11/14/34	1,250,000	1,248,330	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.334%	7/20/34	1,650,000	1,652,060	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.334%	4/20/34	510,000	508,166	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	1.371%	10/15/34	1,840,000	1,840,230	(a)(b)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	3,033,375	2,967,992
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.904%	10/20/31	1,410,000	1,408,230	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	4.941%	10/15/41	442,215	490,763	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.953%	3/15/33	413,252	409,266	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	0.953%	3/15/33	840,920	832,808	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,140,000	2,085,717	(a)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	1.387%	8/25/34	520,000	518,083	(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	1.400%	11/15/38	1,540,000	1,535,392	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.424%	6/25/57	1,010,000	1,015,481	(a)(b)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	540,000	518,192	(a)
TRTX Issuer Ltd., 2022-FL5 A (30 Day Average SOFR + 1.650%)	1.700%	2/15/39	2,000,000	1,998,833	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.131%	4/15/29	716,036	716,107	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	1,090,000	1,088,378	(a)(b)
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	2,109,400	2,017,456	(a)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.479%	10/24/34	1,110,000	1,111,387	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	$1,050,000	$1,050,064	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.731%	7/15/32	602,500	603,893	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $85,729,091)				85,473,300

SOVEREIGN BONDS - 4.9%
Canada - 0.1%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,419,076

Chile - 0.4%
Chile Government International Bond, Senior Notes	3.500%	1/31/34	2,580,000	2,564,442
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,380,000	1,212,358

Total Chile				3,776,800

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,166,005
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	526,609
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	831,606
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	1,866,766

Total Colombia				4,390,986

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	667,713	(a)

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	512,936	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	210,367	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	224,016	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,057,816	(i)

Total Indonesia				4,005,135

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,281,621	(a)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	$2,170,000	$2,300,287	(a)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,525,000	1,405,257
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,621,428
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,642,628

Total Mexico				5,669,313

Panama - 0.4%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,145,569
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,224,054
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	1,541,833

Total Panama				3,911,456

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	930,000	1,183,476
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	580,000	518,421
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	740,000	926,428
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	40,000	36,354

Total Peru				2,664,679

Poland - 0.2%
Republic of Poland Government International Bond	3.250%	4/6/26	1,340,000	1,386,276
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	530,000	548,064

Total Poland				1,934,340

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,428,276	(i)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	207,541	(i)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Qatar - continued
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	$1,030,000	$1,123,404	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,567,743	(a)

Total Qatar				5,326,964

Russia - 0.1%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	336,000	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	800,000	308,147	(i)
Russian Foreign Bond - Eurobond, Senior Notes, Step bond	7.500%	3/31/30	110,955	40,221	(i)
Russian Foreign Bond - Eurobond, Senior Notes, Step bond	7.500%	3/31/30	35,100	12,724	(a)

Total Russia				697,092

Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	294,146	(a)

Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,260,947

United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,119,417	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,292,398	(a)

Total United Arab Emirates				5,411,815

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,423,872
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,484,621

Total Uruguay				3,908,493

TOTAL SOVEREIGN BONDS (Cost - $49,976,949)				48,920,863

MORTGAGE-BACKED SECURITIES - 0.9%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	4,151	4,142
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	85,023	87,782

Total FHLMC				91,924

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 0.6%
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	$1,186,418	$1,243,597
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/40	1,794,005	1,843,925
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	89,523	87,229
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-5/1/41	1,096,382	1,105,165
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	151,491	173,114
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	185,990	200,133
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	46,562	50,850
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.428%)	1.749%	5/1/43	446,406	459,983	(b)

Total FNMA				5,163,996

GNMA - 0.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	278,115	287,229
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,877	34,562
Government National Mortgage Association (GNMA)	3.500%	5/15/50	242,611	254,511
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-4/20/50	690,090	734,619
Government National Mortgage Association (GNMA) II	4.500%	10/20/48-3/20/50	738,951	776,876
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	138,591	142,932
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	417,675	425,450
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	443,856	443,396

Total GNMA				3,099,575

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,476,860)				8,355,495

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $118.25	3/25/22	67	67,000	40,305

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - continued
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	3/25/22	79	$79,000	$91,344
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	3/25/22	22	22,000	64,281
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00	3/25/22	22	22,000	51,562

TOTAL PURCHASED OPTIONS (Cost - $161,360)				247,492

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $978,600,382)				962,392,817

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $9,972,831)	0.010%		9,972,831	9,972,831	(h)

TOTAL INVESTMENTS - 98.3% (Cost - $988,573,213)				972,365,648
Other Assets in Excess of Liabilities - 1.7%				17,205,748

TOTAL NET ASSETS - 100.0%				$989,571,396

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $10,723,202 and the cost was $10,722,831 (Note 2).

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PJSC	— Private Joint Stock Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call		3/25/22	$117.75		208	$208,000	$(183,625)
U.S. Treasury 5-Year Notes Futures, Call		3/25/22	118.00		208	208,000	(152,750)
U.S. Treasury 5-Year Notes Futures, Call		3/25/22	118.75		458	458,000	(175,328)
U.S. Treasury 5-Year Notes Futures, Put		3/25/22	117.25		206	206,000	(41,844)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	128.00		158	158,000	(106,156)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	128.50		132	132,000	(68,063)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	129.00		64	64,000	(24,000)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	129.50		64	64,000	(18,000)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	130.00		64	64,000	(14,000)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	130.50		48	48,000	(7,500)
U.S. Treasury 10-Year Notes Futures, Call		5/20/22	130.00		64	64,000	(37,000)
U.S. Treasury Long-Term Bonds Futures, Call		3/25/22	157.00		44	44,000	(81,125)
U.S. Treasury Long-Term Bonds Futures, Call		3/25/22	158.00		44	44,000	(63,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $735,756)							$(972,641)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption, Put (Premiums received - $45,903)	Citibank N.A.	4/29/22	130.00	bps	17,080,000	$17,080,000	$(170,556)

TOTAL WRITTEN OPTIONS (Premiums received - $781,659)							$(1,143,197)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,508	12/22	$372,371,912	$370,496,750	$(1,875,162)
90-Day Eurodollar	214	6/23	53,094,495	52,381,850	(712,645)
90-Day Eurodollar	49	9/23	12,137,716	11,988,463	(149,253)
90-Day Eurodollar	1,112	12/23	274,584,073	272,036,900	(2,547,173)
U.S. Treasury 2-Year Notes	1,091	6/22	234,306,130	234,812,179	506,049
U.S. Treasury 5-Year Notes	1,394	6/22	164,038,951	164,884,063	845,112
U.S. Treasury 10-Year Notes	1,885	6/22	237,911,609	240,219,687	2,308,078

					(1,624,994)

Contracts to Sell:
90-Day Eurodollar	337	3/22	84,070,712	83,698,163	372,549
U.S. Treasury Long-Term Bonds	1,295	6/22	200,690,531	202,910,312	(2,219,781)
U.S. Treasury Ultra 10-Year Notes	33	6/22	4,610,060	4,663,828	(53,768)
U.S. Treasury Ultra Long- Term Bonds	679	6/22	126,917,800	126,251,563	666,237

					(1,234,763)

Net unrealized depreciation on open futures contracts					$(2,859,757)

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$42,144,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(30)	$(49,269)
	13,040,000	11/18/23	3.970%*	CPURNSA*	(48,126)	251,875
	94,348,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(1,204,443)
	9,580,000	10/20/26	2.950%*	CPURNSA*	(5,013)	308,547
	13,040,000	11/18/26	CPURNSA*	3.370%*	131,424	(246,787)
	14,820,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(25,410)	112,501
	14,623,000	5/15/27	0.710% annually	Daily SOFR Compound annually	70,927	561,482
	30,911,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(25,348)	921,314
	15,928,000	8/15/28	1.130% annually	Daily SOFR Compound annually	114,136	347,468
	10,908,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(4,660)	259,991
	6,297,000	11/1/28	1.200% annually	Daily SOFR Compound annually	(367)	162,623
	9,580,000	10/20/31	CPURNSA*	2.770%*	7,958	(266,421)
	9,590,000	10/20/31	1.733% annually	Daily SOFR Compound annually	37,784	(14,534)
	12,480,000	7/20/45	0.560% annually	Daily SOFR annually	85,368	2,800,030
	4,350,000	8/19/45	0.740% annually	Daily SOFR annually	—	849,038
	7,501,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	45,678	554,400
	2,366,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(78,823)	187,954
	4,875,000	2/15/47	1.729% annually	Daily SOFR Compound annually	69,464	(51,874)
	4,800,000	5/15/47	1.630% annually	Daily SOFR Compound annually	203,695	(84,731)
	4,043,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(18,019)	316,055

Total	$325,224,000				$560,638	$5,715,219

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2022 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION1
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$192,052,250	12/20/26	1.000% quarterly	$2,816,830	$4,232,274	$(1,415,444)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

39

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

40

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$148,483,641	$591,802	$149,075,443
Other Corporate Bonds & Notes	—	229,704,490	—	229,704,490
U.S. Government & Agency Obligations	—	353,011,388	—	353,011,388
Collateralized Mortgage Obligations	—	87,604,346	—	87,604,346
Asset-Backed Securities	—	85,473,300	—	85,473,300
Sovereign Bonds	—	48,920,863	—	48,920,863
Mortgage-Backed Securities	—	8,355,495	—	8,355,495
Purchased Options	$247,492	—	—	247,492

Total Long-Term Investments	247,492	961,553,523	591,802	962,392,817

Short-Term Investments†	9,972,831	—	—	9,972,831

Total Investments	$10,220,323	$961,553,523	$591,802	$972,365,648

Other Financial Instruments:
Futures Contracts††	$4,698,025	—	—	$4,698,025
Centrally Cleared Interest Rate Swaps††	—	$7,633,278	—	7,633,278

Total Other Financial Instruments	$4,698,025	$7,633,278	—	$12,331,303

Total	$14,918,348	$969,186,801	$591,802	$984,696,951

41

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$972,641	—	—	$972,641
OTC Written Options	—	$170,556	—	170,556
Futures Contracts††	7,557,782	—	—	7,557,782
Centrally Cleared Interest Rate Swaps††	—	1,918,059	—	1,918,059
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,415,444	—	1,415,444

Total	$8,530,423	$3,504,059	—	$12,034,482

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2022. The following transactions were effected in such companies for the period ended February 28, 2022.

	Affiliate Value at May 31, 2021	Purchased		Sold
		Cost	Shares/ Face Amount	Cost	Shares/ Face Amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$751,429	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	5,286,986	$235,640,762	235,640,762	$230,954,917	230,954,917

	$6,038,415	$235,640,762		$230,954,917

42

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$7,624	$(1,058)	$750,371
Western Asset Premier Institutional Government Reserves, Premium Shares	—	1,254	—	9,972,831

	—	$8,878	$(1,058)	$10,723,202

43